Investments in associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments in associates [Abstract]
Investments in associates
(a)	Investments in associates as of December 31, 2017 and December 31, 2018 are as follows:

Investees	Country	Reporting date	Ownership (%)
			2017	2018
BNP Paribas Cardif Life Insurance (*1)(*3)	Korea	September 30	14.99	14.99
Daewontos Co., Ltd. (*1)(*4)	”	December 31	36.33	36.33
Neoplux Technology Valuation Investment Fund (*1)	”	September 30	33.33	33.33
JAEYOUNG SOLUTEC CO., LTD. (*7)	”	—	9.61	—
Partners 4th Growth Investment Fund (*1)	”	September 30	25.00	25.00
Songrim Partners. (*1)(*4)	”	”	35.34	35.34
KTB Newlake Global Healthcare PEF (*1)	”	”	30.00	30.00
JAEYANG INDUSTRY (*1)(*4)	”	December 31	25.90	25.90
Chungyoung INC (*10)	”	—	18.94	—
DAEKWANG SEMICONDUCTOR CO., LTD. (*1)(*4)	”	September 30	20.94	20.94
Shinhan-Neoplux Energy Newbiz Fund (*1)	”	”	23.33	23.33
Shinhan-Albatross Tech Investment Fund	”	December 31	50.00	50.00
Asia Pacific No.39 Ship Investment Co., Ltd. (*7)	”	—	50.00	—
KCLAVIS Meister Fund No.17	”	December 31	26.09	26.09
SG No.9 Corporate Recovery Private Equity Fund	”	”	26.49	26.49
Plutus-SG Private Equity Fund	”	”	26.67	26.67
SG ARGES Private Equity Fund No.1	”	”	24.06	24.06
OST Progress- 2 Fund (*7)	”	—	27.62	—
Eum Private Equity Fund No.3	”	December 31	20.76	20.76
Richmond Private Yong in Retail Facility Real Estate Fund No.1 (*7)	”	—	41.80	—
KTB Confidence Private Placement	”	December 31	30.29	30.29
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund	”	”	23.89	23.89
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund	”	”	20.16	20.16
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18 (*7)	”	—	22.86	—
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4	”	December 31	20.00	20.00
Platform Partners Brick Save Private Investment Trust (*6)	”	”	98.77	98.77
Synergy-Shinhan Mezzanine New Technology Investment Fund	”	”	47.62	47.62
The Asia Pacific Capital Fund II L.P.	Cayman Islands	”	25.18	25.18
Shinhan Praxis K-Growth Global Private Equity Fund (*5)	Korea	”	18.87	18.87
Credian Healthcare Private Equity Fund II	”	”	34.07	34.07
Kiwoom Milestone Professional Private Real Estate Trust 19	”	”	50.00	50.00
AIP EUROGREEN Private Real Estate Investment Trust No.3 (*11)	”	”	21.28	21.28
Brain Professional Private Trust No.4	”	”	27.49	27.50
Hanhwa US Equity Strategy Private Real Estate Fund No.1	”	”	44.84	44.84
Brain KS Qualified Privately Placed Fund No.6	”	”	50.00	50.00
M360 CRE Income Fund (*7)	U.S.A	—	57.87	—
Shinhan Global Healthcare Fund 1 (*5)	Korea	December 31	4.41	4.41
JB Power TL Investment Type Private Placement Special Asset Fund 7	”	”	33.33	33.33
IBK AONE convertible 1	”	”	47.25	47.25
Rico Synergy Collabo Multi-Mezzanine 3 (*9)	”	”	50.00	50.03
KB NA Hickory Private Special Asset Fund	”	”	37.50	37.50
GB Professional Private Investment Trust 6 (*6)	”	”	94.51	94.51
Koramco Europe Core Private Placement Real Estate Fund No.2-2	”	”	48.49	44.02
SHBNPP Private Korea Equity Long-Short Professional Feeder(*8)	”	”	9.85	21.52
Shinhan-Stonebridge Petro PEF (*5)	”	”	1.82	1.82
BNP Paribas Cardif General Insurance (*1)(*2)	”	September 30	10.00	10.00
Axis Global Growth New Technology Investment Association	”	December 31	31.85	31.85
Polaris No7 Start up and Venture Private Equity Fund	”	”	28.57	28.57
Hermes Private Investment Equity Fund	”	”	29.17	29.17
Shinhan AIM FoF Fund 1a	”	”	—	24.91
Daishin Heim Qualified Investor Private Investment Trust No.1808	”	”	—	34.48
Heungkuk High Class Professional Trust Private Fund 37	”	”	—	50.00
IGIS Global Credit Fund 150-1	”	”	—	25.11
GX SHINHAN INTERVEST 1st Private Equity Fund	”	”	—	25.27
Soo Commerce Platform Growth Fund	”	”	—	24.62
Partner One Value up I Private Equity Fund	”	”	—	27.91
Genesis No.1 Private Equity Fund	”	”	—	22.80
GMB ICT New Technology Investment Fund	”	”	—	26.75
Soo Delivery Platform Growth Fund	”	”	—	30.00
Genesis North America Power Company No.1 PEF	”	”	—	39.92
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	”	”	—	23.33

(*1)

The latest financial statements were used for the equity method since the financial statements as of December 31, 2018 were not available. Significant trades and events occurred within the period were properly reflected.

(*2)

The Group applies the equity method accounting as the Group has significant influence on the financial and operating policies of the investee through the ability to elect investees’ board members and representation in decision making bodies of the investee.

(*3)	The Group applies the equity method accounting as the Group has a significant influence on the investees through important business transactions.
(*4)

As a part of the rehabilitation process, the Group acquired shares through the conversion of equity investments; as the Group cannot exercise voting rights during the process, the Group has classified the shares as investments at fair value through profit or loss. The Group reclassified Securities at fair value through profit or loss to investments in associates as the reorganization procedures were completed and now the Group can normally exercise its voting rights to the investees.

(*5)	As a managing partner, the Group has a significant influence over the investees.
(*6)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*7)	The associates were disposed or reclassified.
(*8)	Although the ownership interests were less than 20%, the Group has a significant influence.
(*9)

Although the ownership interests were more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*10)	These entities were excluded from the scope of associates due to the Shinhan Bank’s accounting policy change, which is to change significant influence criteria from 15% to 20%.
(*11)	During this period, the name of FG EUROGREEN Private Real Estate Investment Trust No.3 has been changed to AIP EUROGREEN Private Real Estate Investment Trust No.3.

Changes in investments in associates
(b)	Changes in investments in associates for the years ended December 31, 2017 and 2018 were as follows:

	2017
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	60,213	(255)	3,682	(11,024)	—	52,616
Aju Capital Co., Ltd.		40,836	(42,022)	438	748	—	—
Daewontos Co., Ltd. (*2)		—	—	—	—	—	—
Neoplux Technology Valuation Investment Fund		7,526	3,890	1,564	490	—	13,470
JAEYOUNG SOLUTEC CO., LTD. (*1)		5,736	—	(2,009)	122	—	3,849
Partners 4th Growth Investment Fund		4,555	9,220	(385)	—	—	13,390
JAEYANG INDUSTRY (*2)		—	—	—	—	—	—
Chungyoung INC (*2)		—	—	—	—	—	—
DAEKWANG SEMICONDUCTOR CO., LTD.		4,776	—	(952)	—	—	3,824
Dream High Fund III		3,144	—	(109)	(830)	—	2,205
Asia Pacific No.39 Ship Investment Co., Ltd.		5,176	(802)	300	8	—	4,682
KCLAVIS Meister Fund No.17		2,989	—	50	—	—	3,039
SG No.9 Corporate Recovery Private Equity Fund		3,982	(192)	173	—	—	3,963
Plutus-SG Private Equity Fund		4,299	(132)	84	—	—	4,251
SG ARGES Private Equity Fund No.1		8,976	(2,754)	200	—	—	6,422
OST Progress- 2 Fund		1,460	3,500	(65)	—	—	4,895
Eum Private Equity Fund No.3		5,933	(1,362)	354	—	—	4,925
Richmond Private Yong in Retail Facility Real Estate Fund No.1		—	7,223	878	—	—	8,101
KTB Confidence Private Placement		—	4,927	377	1,099	—	6,403
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		—	6,504	457	(204)	—	6,757
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		—	8,012	628	(253)	—	8,387
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		—	5,867	145	—	—	6,012
Platform Partners Brick Save Private Investment Trust		—	7,877	192	—	—	8,069
Synergy-Shinhan Mezzanine New Technology Investment Fund		—	5,000	(1)	—	—	4,999
The Asia Pacific Capital Fund II L.P.		11,579	454	(901)	(3,825)	—	7,307
Shinhan Praxis K-Growth Global Private Equity Fund		13,533	6,415	(1,590)	596	—	18,954
Credian Healthcare Private Equity Fund II		4,087	—	7	(281)	—	3,813
Kiwoom Milestone Professional Private Real Estate Trust 19		10,761	(222)	(131)	—	—	10,408
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		21,237	(841)	641	(577)	—	20,460
Brain Professional Private Trust No.4		5,316	—	529	2	—	5,847
Hanhwa US Equity Strategy Private Real Estate Fund No.1		25,764	(1,859)	1,591	(17)	—	25,479
Brain KS Qualified Privately Placed Fund No.6		4,896	—	(78)	(13)	—	4,805
M360 CRE Income Fund		23,167	132,768	9,270	(11,300)	—	153,905
Shinhan Global Healthcare Fund 1		—	3,440	(33)	—	—	3,407
JB Power TL Investment Type Private Placement Special Asset Fund 7		—	18,268	422	—	—	18,690
IBK AONE convertible 1		—	5,000	122	—	—	5,122
Rico synergy collabo Multi-Mezzanine 3		—	5,001	25	—	—	5,026
KB NA Hickory Private Special Asset Fund		—	33,362	729	—	—	34,091
GB PROFESSIONAL PRIVATE INVESTMENT TRUST 6		—	8,600	—	—	—	8,600
Koramco Europe Core Private Real Estate Trust No.2-2		—	21,408	(648)	—	—	20,760
SHBNPP Private Korea Equity Long-Short Professional Feeder		14,180	(9,972)	653	—	—	4,861
SHBNPP Private Multi Strategy Professional Feeder No.1		5,014	(5,049)	35	—	—	—
Shinhan-Stonebridge Petro PEF		18,487	—	714	—	—	19,201
BNP Paribas Cardif General Insurance		2,584	2,750	(910)	5	—	4,429
Axis Global Growth New Technology Investment Association		—	5,000	(47)	—	—	4,953
Polaris No.7 Entrepreneur Private Equity Fund		—	4,400	(41)	—	—	4,359
Hermes Private Investment Equity Fund		—	17,500	(3)	—	—	17,497
Others		33,394	21,820	4,036	(45)	(144)	59,061

	~~W~~	353,600	282,744	20,393	(25,299)	(144)	631,294

(*1)	The market value of the investment is ~~W~~6,826 million as of December 31, 2017 based on the quoted market price.
(*2)	The Group has stopped recognizing its equity method income or loss due to the investees’ cumulative loss.

	2018
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	52,616	(2,043)	783	(1,540)	—	49,816
Daewontos Co., Ltd. (*1)		—	—	—	—	—	—
Songrim Partners. (*1)		48	—	(48)	—	—	—
Neoplux Technology Valuation Investment Fund		13,470	6,000	(242)	(490)	—	18,738
JAEYOUNG SOLUTEC CO., LTD.		3,849	(2,865)	(836)	(148)	—	—
Partners 4th Growth Investment Fund		13,390	2,597	625	—	—	16,612
JAEYANG INDUSTRY (*1)		—	—	—	—	—	—
KTB Newlake Global Healthcare PEF		2,653	7,470	(238)	—	—	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.		3,824	—	(490)	—	—	3,334
Shinhan-Neoplux Energy Newbiz Fund		1,400	2,800	(226)	—	—	3,974
Shinhan-Albatross Tech Investment Fund		2,672	6,000	(70)	306	—	8,908
Asia Pacific No.39 Ship Investment Co., Ltd.		4,682	(4,803)	121	—	—	—
KCLAVIS Meister Fund No.17		3,039	—	44	—	—	3,083
SG No.9 Corporate Recovery Private Equity Fund		3,963	(3,102)	566	—	—	1,427
Plutus-SG Private Equity Fund		4,251	(132)	133	—	—	4,252
SG ARGES Private Equity Fund No.1		6,422	(2,295)	214	—	—	4,341
OST Progress- 2 Fund		4,895	(4,895)	—	—	—	—
Eum Private Equity Fund No.3		4,925	(277)	241	—	—	4,889
Richmond Private Yong in Retail Facility Real Estate Fund No.1		8,101	(10,286)	2,185	—	—	—
KTB Confidence Private Placement		6,403	(389)	387	(1,099)	—	5,302
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		6,757	(1,518)	193	—	—	5,432
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,387	(305)	347	—	—	8,429
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		6,012	(6,035)	23	—	—	—
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4		1,638	3,060	133	—	—	4,831
Platform Partners Brick Save Private Investment Trust		8,069	(496)	547	—	—	8,120
Synergy-Shinhan Mezzanine New Technology Investment Fund		4,999	5,000	150	—	—	10,149
The Asia Pacific Capital Fund II L.P.		7,307	(3,004)	(656)	2,602	(5,849)	400
Shinhan Praxis K-Growth Global Private Equity Fund		18,954	(7,473)	5,046	—	—	16,527
Credian Healthcare Private Equity Fund II		3,813	—	740	—	—	4,553
Kiwoom Milestone Professional Private Real Estate Trust 19		10,408	(199)	210	—	—	10,419
AIP EURO GREEN PRIVATE REAL ESTATE TRUST No.3		20,460	(1,253)	1,337	—	—	20,544
Brain Professional Private Trust No.4		5,847	(1,274)	671	—	—	5,244
Hanhwa US Equity Strategy Private Real Estate Fund No.1		25,479	(2,000)	2,753	—	—	26,232
Brain KS Qualified Privately Placed Fund No.6		4,805	—	292	—	—	5,097
M360 CRE Income Fund		153,905	(171,215)	6,183	11,127	—	—
Shinhan Global Healthcare Fund 1		3,407	—	(122)	—	—	3,285
JB Power TL Investment Type Private Placement Special Asset Fund 7		18,690	(2,075)	869	—	—	17,484
IBK AONE convertible 1		5,122	—	784	—	—	5,906
Rico synergy collabo Multi-Mezzanine 3		5,026	—	264	—	—	5,290
KB NA Hickory Private Special Asset Fund		34,091	(1,560)	1,829	—	—	34,360
GB Professional Private Investment Trust 6		8,600	—	(12)	—	—	8,588
Koramco Europe Core Private Placement Real Estate Fund No.2-2		20,760	(2,357)	213	—	—	18,616
SHBNPP Private Korea Equity Long-Short Professional Feeder		4,861	9,412	97	—	—	14,370
Shinhan-Stonebridge Petro PEF		19,201	(1,133)	613	—	—	18,681
BNP Paribas Cardif General Insurance		4,429	—	(1,026)	20	—	3,423
Axis Global Growth New Technology Investment Association		4,953	—	(78)	—	—	4,875
Polaris No7 Start up and Venture Private Equity Fund		4,359	—	(21)	—	—	4,338
Hermes Private Investment Equity Fund		17,497	(5,158)	(5,274)	—	—	7,065
Shinhan AIM FoF Fund 1a		—	4,125	226	—	—	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808		—	9,786	340	—	—	10,126
Heungkuk High Class Professional Trust Private Fund 37		—	9,178	260	—	—	9,438
IGIS Global Credit Fund 150-1		—	8,529	367	—	—	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund		—	34,900	(3,069)	—	—	31,831
Soo Commerce Platform Growth Fund		—	6,500	(122)	—	—	6,378
Partner One Value up I Private Equity Fund		—	12,000	(61)	—	—	11,939
Genesis No.1 Private Equity Fund		—	46,068	(310)	—	—	45,758
GMB ICT New Technology Investment Fund		—	8,000	(66)	—	—	7,934
Soo Delivery Platform Growth Fund		—	9,000	(17)	—	—	8,983
Genesis North America Power Company No.1 PEF		—	21,592	(768)	—	—	20,824
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		—	6,300	(96)	—	—	6,204
Others (*2)		52,855	37,442	1,550	2	—	91,849

	~~W~~	631,294	17,617	17,488	10,780	(5,849)	671,330

(*1)	The Group has stopped recognizing its equity method income or loss due to the investees’ cumulative loss.
(*2)	Disposal by account reclassification includes non-cash flow.

Condensed statement of financial position information of associates
(c)	The statement of financial information as of and for the year ended December 31, 2017 and 2018 were as follows:

	2017
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	4,133,674	3,781,688	78,010	24,230	(73,495)	(49,265)
Daewontos Co., Ltd.		400	2,492	—	—	—	—
Neoplux Technology Valuation Investment Fund		40,692	283	5,895	4,691	1,471	6,162
JAEYOUNG SOLUTEC CO., LTD.		157,009	137,916	142,228	(22,756)	2,764	(19,992)
Partners 4th Growth Investment Fund		53,944	383	137	(1,540)	—	(1,540)
JAEYANG INDUSTRY		2,146	4,717	—	—	—	—
Chungyoung INC		3,292	8,392	5,568	(693)	—	(693)
DAEKWANG SEMICONDUCTOR CO., LTD.		29,069	10,806	13,929	(4,549)	—	(4,549)
Dream High Fund III		4,076	34	27	(200)	(1,522)	(1,722)
Asia Pacific No.39 Ship Investment Co., Ltd.		9,389	27	666	616	32	648
KCLAVIS Meister Fund No.17		11,694	42	425	194	—	194
SG No.9 Corporate Recovery Private Equity Fund		15,035	76	(157)	652	—	652
Plutus-SG Private Equity Fund		16,009	69	317	316	—	316
SG ARGES Private Equity Fund No.1		26,758	69	(351)	832	—	832
OST Progress- 2 Fund		17,829	107	(234)	(234)	—	(234)
Eum Private Equity Fund No.3		23,725	5	1,614	1,649	—	1,649
Richmond Private Yong in Retail Facility Real Estate Fund No.1		48,006	28,624	2,265	2,100	—	2,100
KTB Confidence Private Placement		42,230	21,090	1,604	1,242	3,629	4,871
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		28,286	1	1,914	1,913	(856)	1,057
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,599	1	3,117	3,116	(1,257)	1,859
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		26,316	14	648	634	—	634
Platform Partners Brick Save Private Investment Trust		8,441	271	207	194	—	194
Synergy-Shinhan Mezzanine New Technology Investment Fund		10,500	3	—	(3)	—	(3)
The Asia Pacific Capital Fund II L.P.		29,103	88	—	(3,582)	(10,269)	(13,851)
Shinhan Praxis K-Growth Global Private Equity Fund		100,805	353	7,273	(8,428)	3,156	(5,272)
Credian Healthcare Private Equity Fund II		11,236	47	211	19	(823)	(804)
Kiwoom Milestone Professional Private Real Estate Trust 19		57,405	36,589	2,742	(262)	—	(262)
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		97,203	1,066	5,851	3,012	(2,713)	299
Brain Professional Private Trust No.4		21,369	105	2,942	1,925	—	1,925
Hanhwa US Equity Strategy Private Real Estate Fund No.1		56,898	78	11,562	3,549	(37)	3,512
Brain KS Qualified Privately Placed Fund No.6		9,639	28	3	(110)	(72)	(182)
M360 CRE Income Fund		265,945	—	7	14,179	—	14,179
Shinhan Global Healthcare Fund 1		77,166	—	3	(757)	—	(757)
JB Power TL Investment Type Private Placement Special Asset Fund 7		56,125	53	7,115	1,267	—	1,267
IBK AONE Convertible 1		10,840	—	279	258	—	258
Rico Synergy Collabo Multi-Mezzanine 3		10,054	3	371	50	—	50
KB NA Hickory Private Special Asset Fund		90,978	67	11,092	1,945	—	1,945
GB PROFESSIONAL PRIVATE INVESTMENT TRUST 6		9,101	1	1	—	—	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,886	2,074	2,503	(1,337)	—	(1,337)
SHBNPP Private Korea Equity Long-Short Professional Feeder		54,029	4,733	28,956	9,356	—	9,356
Shinhan-Stonebridge Petro PEF		1,056,401	2,740	39,170	39,170	—	39,170
BNP Paribas Cardif General Insurance		59,699	15,405	10,093	(9,294)	94	(9,200)
Axis Global Growth New Technology Investment Association		15,553	—	(147)	(147)	—	(147)
Polaris No7 Start up and Venture Private Equity Fund		15,280	22	(142)	(142)	—	(142)
Hermes Private Investment Equity Fund		60,000	10	(10)	(10)	—	(10)

	~~W~~	6,959,834	4,060,572	387,704	63,065	(79,898)	(16,833)

(*)

As of December 31, 2017, the Group has discontinued the application of the equity method of accounting and excluded the financial information of the associates for which financial information is not available.

	2018
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,995,746	3,662,567	53,756	5,191	(10,268)	(5,077)
Daewontos Co., Ltd.		400	2,492	—	—	—	—
Songrim Partners.		2,288	2,311	1,898	(164)	—	(164)
Neoplux Technology Valuation Investment Fund		57,018	804	390	(724)	(1,969)	(2,693)
Partners 4th Growth Investment Fund		67,403	954	4,424	3,025	—	3,025
JAEYANG INDUSTRY		2,146	4,717	—	—	—	—
KTB Newlake Global Healthcare PEF		32,508	123	69	(793)	—	(793)
DAEKWANG SEMICONDUCTOR CO., LTD.		25,459	9,537	15,794	(2,341)	—	(2,341)
Shinhan-Neoplux Energy Newbiz Fund		17,347	315	19	(968)	—	(968)
Shinhan-Albatross Tech Investment Fund		18,009	182	299	(435)	917	482
KCLAVIS Meister Fund No.17		11,866	47	398	167	—	167
SG No.9 Corporate Recovery Private Equity Fund		5,566	181	—	2,136	—	2,136
Plutus-SG Private Equity Fund		16,012	69	778	499	—	499
SG ARGES Private Equity Fund No.1		18,085	46	—	888	—	888
Eum Private Equity Fund No.3		23,552	5	1,667	1,311	—	1,311
KTB Confidence Private Placement		38,559	21,054	506	256	(3,629)	(3,373)
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		22,739	1	1,451	62	—	62
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,809	2	3,027	1,044	—	1,044
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4		24,174	15	3,046	1,165	—	1,165
Platform Partners brick save Private Investment trust		8,286	64	809	763	—	763
Synergy-Shinhan Mezzanine New Technology Investment Fund		21,312	—	553	331	—	331
The Asia Pacific Capital Fund II L.P.		1,674	86	1	(25,828)	—	(25,828)
Shinhan Praxis K-Growth Global Private Equity Fund		87,897	307	31,059	26,381	—	26,381
Credian Healthcare Private Equity Fund II		13,408	47	2,364	2,171	—	2,171
Kiwoom Milestone Professional Private Real Estate Trust 19		57,678	36,839	3,383	422	—	422
AIP EURO GREEN PRIVATE REAL ESTATE TRUST No.3		96,624	86	18,700	6,287	—	6,287
Brain Professional Private Trust No.4		19,113	46	4,306	2,435	—	2,435
Hanhwa US Equity Strategy Private Real Estate Fund No.1		58,575	77	10,098	6,139	—	6,139
Brain KS Qualified Privately Placed Fund No.6		10,089	—	812	477	—	477
Shinhan Global Healthcare Fund 1		74,409	—	4	(2,757)	—	(2,757)
JB Power TL Investment Type Private Placement Special Asset Fund 7		52,627	174	9,878	2,607	—	2,607
IBK AONE Convertible 1		12,807	307	2,042	1,660	—	1,660
Rico Synergy Collabo Multi-Mezzanine 3		10,736	161	686	529	—	529
KB NA Hickory Private Special Asset Fund		91,694	67	9,601	4,877	—	4,877
GB Professional Private Investment Trust 6		9,088	1	1	(13)	—	(13)
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,491	2,202	6,470	878	—	878
SHBNPP Private Korea Equity Long-Short Professional Feeder		77,465	10,728	18,729	728	—	728
Shinhan-Stonebridge Petro PEF		1,025,884	807	36,968	33,616	—	33,616
BNP Paribas Cardif General Insurance		51,211	16,986	10,972	(10,264)	196	(10,069)
Axis Global Growth New Technology Investment Association		15,308	—	1	(245)	—	(245)
Polaris No7 Start up and Venture Private Equity Fund		15,193	10	—	(75)	—	(75)
Hermes Private Investment Equity Fund		24,233	8	6	(18,025)	—	(18,025)
Shinhan AIM FoF Fund 1a		17,478	11	3,004	342	—	342
Daishin Heim Qualified Investor Private Investment Trust No.1808		29,770	405	806	741	—	741
Heungkuk High Class Professional Trust Private Fund 37		20,523	1,646	1,045	1,005	—	1,005
IGIS Global Credit Fund 150-1		35,453	27	3,457	214	—	214
GX SHINHAN INTERVEST 1st Private Equity Fund		125,954	—	6	(12,146)	—	(12,146)
Soo Commerce Platform Growth Fund		25,905	3	—	(497)	—	(497)
Partner One Value up I Private Equity Fund		42,776	—	326	(224)	—	(224)
Genesis No.1 Private Equity Fund		201,103	434	—	(1,360)	—	(1,360)
GMB ICT New Technology Investment Fund		29,657	—	3	(242)	—	(242)
Soo Delivery Platform Growth Fund		29,946	2	—	(56)	—	(56)
Genesis North America Power Company No.1 PEF		52,393	223	1	(1,922)	—	(1,922)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		26,826	237	2	(411)	—	(411)

	~~W~~	6,938,272	3,777,413	263,615	28,857	(14,753)	14,103

(*)

As of December 31, 2018, the Group has discontinued the application of the equity method of accounting and excluded the financial information of the associates for which financial information is not available.

Reconciliation of the financial information to the carrying values of its interests in the associates
(d)	Reconciliation of the financial information to the carrying values of its interests in the associates as of December 31, 2017 and 2018 are as follows:

	2017
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	351,986	14.99	52,763	(147)	—	52,616
Daewontos Co., Ltd. (*1)		(2,092)	36.33	(760)	—	760	—
Neoplux Technology Valuation Investment Fund		40,409	33.33	13,470	—	—	13,470
JAEYOUNG SOLUTEC CO., LTD. (*2)		17,484	9.61	1,680	—	2,169	3,849
Partners 4th Growth Investment Fund		53,561	25.00	13,390	—	—	13,390
JAEYANG INDUSTRY (*3)		(2,571)	25.90	(666)	—	666	—
Chungyoung INC (*3)		(5,100)	18.94	(966)	—	966	—
DAEKWANG SEMICONDUCTOR CO., LTD.		18,263	20.94	3,824	—	—	3,824
Dream High Fund III		4,042	54.55	2,205	—	—	2,205
Asia Pacific No.39 Ship Investment Co., Ltd.		9,362	50.00	4,682	—	—	4,682
KCLAVIS Meister Fund No.17		11,652	26.09	3,039	—	—	3,039
SG No.9 Corporate Recovery Private Equity Fund		14,959	26.49	3,963	—	—	3,963
Plutus-SG Private Equity Fund		15,940	26.67	4,251	—	—	4,251
SG ARGES Private Equity Fund No.1		26,689	24.06	6,422	—	—	6,422
OST Progress- 2 Fund		17,722	27.62	4,895	—	—	4,895
Eum Private Equity Fund No.3		23,720	20.76	4,925	—	—	4,925
Richmond Private Yong in Retail Facility Real Estate Fund No.1		19,382	41.80	8,101	—	—	8,101
KTB Confidence Private Placement		21,140	30.29	6,403	—	—	6,403
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		28,285	23.89	6,757	—	—	6,757
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,598	20.16	8,387	—	—	8,387
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		26,302	22.86	6,012	—	—	6,012
Platform Partners Brick Save Private Investment Trust		8,170	98.77	8,069	—	—	8,069
Synergy-Shinhan Mezzanine New Technology Investment Fund		10,497	47.62	4,999	—	—	4,999
The Asia Pacific Capital Fund II L.P.		29,015	25.18	7,307	—	—	7,307
Shinhan Praxis K-Growth Global Private Equity Fund		100,452	18.87	18,954	—	—	18,954
Credian Healthcare Private Equity Fund II		11,189	34.07	3,813	—	—	3,813
Kiwoom Milestone Professional Private Real Estate Trust 19		20,816	50.00	10,408	—	—	10,408
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		96,137	21.28	20,460	—	—	20,460
Brain Professional Private Trust No.4		21,264	27.49	5,847	—	—	5,847
Hanhwa US Equity Strategy Private Real Estate Fund No.1		56,820	44.84	25,479	—	—	25,479
Brain KS Qualified Privately Placed Fund No.6		9,611	50.00	4,805	—	—	4,805
M360 CRE Income Fund		265,945	57.87	153,905	—	—	153,905
Shinhan Global Healthcare Fund 1		77,166	4.41	3,407	—	—	3,407
JB Power TL Investment Type Private Placement Special Asset Fund 7		56,072	33.33	18,690	—	—	18,690
IBK AONE Convertible 1		10,840	47.25	5,122	—	—	5,122
Rico Synergy Collabo Multi-Mezzanine 3		10,051	50.00	5,026	—	—	5,026
KB NA Hickory Private Special Asset Fund		90,911	37.50	34,091	—	—	34,091
GB PROFESSIONAL PRIVATE INVESTMENT TRUST 6		9,100	94.51	8,600	—	—	8,600
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,812	48.49	20,760	—	—	20,760
SHBNPP Private Korea Equity Long-Short Professional Feeder		49,296	9.85	4,861	—	—	4,861
Shinhan-Stonebridge Petro PEF		1,053,661	1.82	19,201	—	—	19,201
BNP Paribas Cardif General Insurance		44,294	10.00	4,429	—	—	4,429
Axis Global Growth New Technology Investment Association		15,553	31.85	4,953	—	—	4,953
Polaris No7 Start up and Venture Private Equity Fund		15,258	28.57	4,359	—	—	4,359
Hermes Private Investment Equity Fund		59,990	29.17	17,497	—	—	17,497
Others		218,647	—	58,362	—	699	59,061

	~~W~~	3,116,300	—	626,181	(147)	5,260	631,294

(*1)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*2)

Net assets do not include non-controlling interests and other adjustments represent the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.

(*3)

Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero and the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.

	2018
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	333,179	14.99	49,952	(136)	—	49,816
Daewontos Co., Ltd. (*1)		(2,092)	36.33	(760)	—	760	—
Songrim Partners (*1)		(23)	35.34	(8)	—	8	—
Neoplux Technology Valuation Investment Fund		56,214	33.33	18,738	—	—	18,738
Partners 4th Growth Investment Fund		66,449	25.00	16,612	—	—	16,612
JAEYANG INDUSTRY (*2)		(2,571)	25.90	(666)	—	666	—
KTB Newlake Global Healthcare PEF (*3)		32,385	30.00	9,715	—	170	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.		15,922	20.94	3,334	—	—	3,334
Shinhan-Neoplux Energy Newbiz Fund		17,032	23.33	3,974	—	—	3,974
Shinhan-Albatross Tech Investment Fund		17,827	50.00	8,908	—	—	8,908
KCLAVIS Meister Fund No.17		11,819	26.09	3,083	—	—	3,083
SG No.9 Corporate Recovery Private Equity Fund		5,385	26.49	1,427	—	—	1,427
Plutus-SG Private Equity Fund		15,943	26.67	4,252	—	—	4,252
SG ARGES Private Equity Fund No.1		18,039	24.06	4,341	—	—	4,341
Eum Private Equity Fund No.3		23,547	20.76	4,889	—	—	4,889
KTB Confidence Private Placement		17,505	30.29	5,302	—	—	5,302
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		22,738	23.89	5,432	—	—	5,432
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,807	20.16	8,429	—	—	8,429
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4		24,159	20.00	4,831	—	—	4,831
Platform Partners brick save Private Investment trust		8,222	98.77	8,120	—	—	8,120
Synergy-Shinhan Mezzanine New Technology Investment Fund		21,312	47.62	10,149	—	—	10,149
The Asia Pacific Capital Fund II L.P.		1,588	25.18	400	—	—	400
Shinhan Praxis K-Growth Global Private Equity Fund		87,590	18.87	16,527	—	—	16,527
Credian Healthcare Private Equity Fund II		13,361	34.07	4,553	—	—	4,553
Kiwoom Milestone Professional Private Real Estate Trust 19		20,839	50.00	10,419	—	—	10,419
AIP EURO GREEN PRIVATE REAL ESTATE TRUST No.3		96,538	21.28	20,544	—	—	20,544
Brain Professional Private Trust No.4		19,067	27.50	5,244	—	—	5,244
Hanhwa US Equity Strategy Private Real Estate Fund No.1		58,498	44.84	26,232	—	—	26,232
Brain KS Qualified Privately Placed Fund No.6		10,089	50.00	5,097	—	—	5,097
Shinhan Global Healthcare Fund 1		74,409	4.41	3,285	—	—	3,285
JB Power TL Investment Type Private Placement Special Asset Fund 7		52,453	33.33	17,484	—	—	17,484
IBK AONE Convertible 1		12,500	47.25	5,906	—	—	5,906
Rico Synergy Collabo Multi-Mezzanine 3		10,575	50.03	5,290	—	—	5,290
KB NA Hickory Private Special Asset Fund		91,627	37.50	34,360	—	—	34,360
GB Professional Private Investment Trust 6		9,087	94.51	8,588	—	—	8,588
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,289	44.02	18,616	—	—	18,616
SHBNPP Private Korea Equity Long-Short Professional Feeder		66,737	21.52	14,370	—	—	14,370
Shinhan-Stonebridge Petro PEF		1,025,077	1.82	18,681	—	—	18,681
BNP Paribas Cardif General Insurance		34,225	10.00	3,423	—	—	3,423
Axis Global Growth New Technology Investment Association		15,308	31.85	4,875	—	—	4,875
Polaris No7 Start up and Venture Private Equity Fund		15,183	28.57	4,338	—	—	4,338
Hermes Private Investment Equity Fund		24,225	29.17	7,065	—	—	7,065
Shinhan AIM FoF Fund 1a		17,467	24.91	4,351	—	—	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808		29,365	34.48	10,126	—	—	10,126
Heungkuk High Class Professional Trust Private Fund 37		18,877	50.00	9,438	—	—	9,438
IGIS Global Credit Fund 150-1		35,426	25.11	8,896	—	—	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund		125,954	25.27	31,831	—	—	31,831
Soo Commerce Platform Growth Fund		25,902	24.62	6,378	—	—	6,378
Partner One Value up I Private Equity Fund		42,776	27.91	11,939	—	—	11,939
Genesis No.1 Private Equity Fund		200,669	22.80	45,758	—	—	45,758
GMB ICT New Technology Investment Fund		29,657	26.75	7,934	—	—	7,934
Soo Delivery Platform Growth Fund		29,944	30.00	8,983	—	—	8,983
Genesis North America Power Company No.1 PEF		52,170	39.92	20,824	—	—	20,824
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		26,589	23.33	6,204	—	—	6,204
Others		315,179	—	91,483	—	366	91,849

	~~W~~	3,476,038	—	669,496	(136)	1,970	671,330

(*1)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*2)

Other on this investee represents the cumulative losses as the Group has stopped the equity method, and its carrying value becomes zero due to the adjustment for the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.

(*3)	Other adjustments represent the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.

The unrecognized and cumulative unrecognized equity method losses
(e)	The unrecognized equity method losses as of and for the years ended December 31, 2017 and 2018 are as follows:

	2017
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Daewontos Co., Ltd.	~~W~~	—	(760)
JAEYANG INDUSTRY		—	(18)
Chungyoung INC		(130)	(130)

	~~W~~	(130)	(908)

	2018
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Daewontos Co., Ltd.	~~W~~	—	(760)
JAEYANG INDUSTRY		—	(18)
Songlim Partners.		(8)	(8)

	~~W~~	(8)	(786)